SEMI-ANNUAL
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                                FINANCIAL REPORT
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                                STI CLASSIC FUNDS
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                            A Family of Mutual Funds
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                         Prime Quality Money Market Fund

                          Tax-Exempt Money Market Fund

                  U.S. Government Securities Money Market Fund

                                November 30, 1998

                                STI Classic Funds

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998                                   Unaudited

Prime Quality Money Market Fund
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                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Commercial Paper (25.5%)
Finance (20.4%)
   Banc One Funding
     5.230%, 12/07/98                        $  1,871       $    1,869
     5.230%, 01/21/99                           5,065            5,028
     5.130%, 01/28/99                          50,000           49,587
     5.280%, 01/28/99                          25,000           24,787
   Barclays U.S. Funding
     5.180%, 01/07/99                          25,000           24,867
   Chrysler Financial
     5.240%, 02/11/99                          40,000           39,581
   Dresdner U.S. Finance
     5.190%, 01/08/99                          40,000           39,781
   GMAC
     5.240%, 02/11/99                          41,500           41,065
   General Electric Capital
     5.250%, 12/09/98                           4,900            4,894
   J.P. Morgan
     5.200%, 01/14/99                           1,000              994
     5.150%, 01/14/99                           2,000            1,987
     5.250%, 01/19/99                           5,500            5,461
   Marsh & Mclennen
     5.290%, 02/24/99                          25,000           24,688
     5.230%, 02/25/99                          50,000           49,375
   Morgan Stanley Dean Witter
     5.200%, 01/21/99                          50,000           49,632
   Panasonic Finance
     5.380%, 01/21/99                          59,500           59,047
   Republic New York
     5.190%, 01/15/99                          50,000           49,676
   RTZ America Finance
     5.120%, 12/21/98                          29,000           28,918
                                                            ----------
                                                               501,237
                                                            ----------
Industrial (4.5%)
   Allied Signal
     5.550%, 01/21/99                          47,000           46,630

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                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Industrial--continued
   RTZ America
     5.130%, 12/10/98                        $  2,000       $    1,997
     5.250%, 01/04/99                           5,000            4,975
     5.350%, 01/22/99                          20,000           19,845
   Sony Capital
     5.350%, 12/09/98                          23,697           23,669
   Wal-Mart Stores
     5.400%, 12/01/98                          12,000           12,000
                                                            ----------
                                                               109,116
                                                            ----------
Utilities (0.6%)
   British Petroleum America
     5.400%, 12/01/98                             522              522
   Duke Energy
     5.400%, 12/01/98                          14,775           14,775
                                                            ----------
                                                                15,297
                                                            ----------
Total Commercial Paper
     (Cost $625,650)                                           625,650
                                                            ----------
Corporate Obligations (18.6%)
Finance (17.2%)
   Associates Corporation of
     North America (C)
     4.940%, 01/04/99                          20,000           19,999
     4.850%, 04/23/99                          20,000           19,993
     7.250%, 09/01/99                             350              355
   Associates MTN
     6.750%, 06/28/99                           5,500            5,542
   Bankamerica Corporation, MTN
     7.230%, 05/02/99                           1,500            1,513
   Bankers Trust, New York (B) (C)
     5.234%, 02/10/99                          25,000           24,999
     5.379%, 02/19/99                          25,000           24,999
   Beneficial, MTN (A)
     5.758%, 08/27/99                           3,000            3,002
   Caterpillar Financial Service, MTN
     6.040%, 03/01/99                           3,300            3,302

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Prime Quality Money Market Fund--continued
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                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Finance--continued
   Caterpillar Financial Service,
     MTN (C)
     5.160%, 05/09/99                        $ 45,000       $   45,000
   Chrysler Financial, MTN
     5.860%, 02/22/99                           5,000            5,005
     6.160%, 07/28/99                           1,000            1,004
   Chrysler Financial (C)
     12.750%, 11/01/99                          1,000            1,067
   Credit Suisse First Boston
     International (A)
     5.360%, 10/14/99                          25,000           25,000
   Dean Witter Discover
     5.030%, 03/02/99                          15,000           14,978
   Ford Motor Credit, MTN (C)
     8.000%, 01/15/99                           8,000            8,025
   General Electric Capital, MTN
     15.000%, 01/21/99                          6,500            6,585
   General Motors Acceptance
     8.625%, 06/15/99                             480              488
   General Motors Acceptance, MTN
     6.000%, 12/30/98                           1,575            1,575
   Household Finance, MTN (A)
     4.780%, 03/15/99                           7,000            6,982
     7.280%, 07/22/99                           2,500            2,532
   Household International, MTN (A)
     5.268%, 10/22/99                          15,000           15,010
   IBM Credit, MTN (A)
     5.450%, 09/15/99                          40,000           40,000
   Morgan Stanley Dean Witter,
     MTN (A)
     5.000%, 01/22/99                          20,000           19,997
   Morgan Stanley Dean Witter,
     MTN (A)
     5.908%, 03/01/99                           2,000            2,001
   Morgan Stanley Group, MTN (C)
     5.508%, 12/28/98                           1,500            1,500

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                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Finance--continued
   Morgan Stanley Group, MTN
     6.125%, 01/05/99                        $  1,000       $    1,000
   Nationsbank, MTN (A)
     4.910%, 08/05/99                          28,000           28,023
     5.190%, 08/06/99                          13,000           13,013
   Transamerica, MTN (A)
     5.427%, 02/18/99                           2,500            2,500
     5.450%, 10/22/99                          76,500           76,500
                                                            ----------
                                                               421,489
                                                            ----------
Industrial (1.1%)
   Allied Signal
     9.120%, 03/08/99                           3,500            3,534
   General Mills
     8.950%, 12/15/98                           2,655            2,659
   Philip Morris
     8.625%, 03/01/99                          10,191           10,270
     7.750%, 05/01/99                           2,000            2,014
   Pitney Bowes, MTN
     6.540%, 07/15/99                           2,025            2,041
   Texaco Capital
     6.875%, 07/15/99                           1,000            1,010
   Walt Disney
     15.000%, 12/14/98                          6,300            6,321
                                                            ----------
                                                                27,849
                                                            ----------
Utilities (0.3%)
   Duke Energy
     8.000%, 11/01/99                           5,330            5,465
   Northern States Power
     5.500%, 02/01/99                             200              200
   NYNEX Capital Funding, MTN
     7.640%, 07/19/99                           2,000            2,029
                                                            ----------
                                                                 7,694
                                                            ----------
Total Corporate Obligations
     (Cost $457,032)                                           457,032
                                                            ----------

--------------------------------------------------------------------------------
                                                                       Unaudited

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                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Asset-Backed Securities (9.6%)
   Americredit Auto Recievables
     Trust, Ser 1998-B, Cl A1
     5.629%, 06/12/99                        $ 10,629       $   10,629
   Americredit Auto Receivables
     Trust, Ser 1998-C, Cl A1
     5.638%, 09/12/99                          11,545           11,545
   Americredit Auto Recievables
     Trust, Ser 1998-B, Cl A1
     5.199%, 11/12/99                          27,000           27,000
   Arcadia Auto Receivables
     Trust, Ser 1998-C, Cl A1
     5.470%, 02/16/99                          18,632           18,632
   Arcadia Auto Receivables
     Trust, Ser 1998-B, Cl A1
     5.628%, 07/15/99                           5,624            5,624
   Arcadia Auto Receivables Trust,
     Ser 1998-D, Cl A1
     5.482%, 12/15/99                          13,000           13,000
   Case Equipment Loan Trust,
     Ser 1998-C, Cl A1
     5.420%, 12/15/99                          40,000           40,000
   Chase Manhattan Auto Owner
     Trust, Ser 1999-B, Cl A1
     5.578%, 05/10/99                           3,111            3,111
   Compass Auto Receivables Trust,
     Ser 1998-A, Cl A1
     5.659%, 07/15/99                           5,276            5,276
   First Security Auto Owner Trust,
     Ser 1998-1, Cl A1
     5.248%, 11/15/99                          27,346           27,346
   Household Automobile Revolving
     Trust, Ser 1998-1, Cl A1
     5.330%, 12/17/99                          62,000           62,000
   Union Acceptance,
     Ser 1998-C, Cl A1
     5.527%, 10/08/99                          11,236           11,236
                                                            ----------
Total Asset-Backed Securities
     (Cost $235,399)                                           235,399
                                                            ----------

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                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Bank Notes (16.7%)
   American Express Centurion (C)
     5.169%, 03/24/99                        $ 45,000       $   45,000
   American Express Centurion (A)
     5.223%, 08/09/99                           5,000            5,000
   FCC National Bank (C)
     5.120%, 04/09/99                          50,000           49,993
   First National Bank, Chicago (C)
     5.110%, 04/19/99                          62,000           61,989
   First USA Bank Bank Notes
     5.750%, 01/15/99                           6,000            6,002
   Key Bank N.A. (A)
     5.160%, 05/05/99                          61,000           60,989
   National Westminister Bank,
     New York
     5.820%, 05/06/99                          59,000           58,986
   Northern Trust (C)
     5.120%, 04/09/99                          70,000           69,990
   Swiss Bank, New York
     5.650%, 03/24/99                          20,000           19,995
     5.810%, 04/29/99                          30,000           29,993
   Wachovia Bank N.A.
     5.600%, 03/08/99                           3,500            3,499
                                                            ----------
Total Bank Notes
     (Cost $411,436)                                           411,436
                                                            ----------
Certificates of Deposit (15.1%)
   Barclays Bank
     5.800%, 04/29/99                          50,000           49,988
   Bayerische Landesbank (C)
     5.108%, 04/21/99                          62,000           61,988
   Commerzbank (C)
     5.125%, 04/14/99                          25,000           24,996
     5.130%, 04/14/99                          40,000           39,994
   Deutsche Bank (C)
     5.120%, 04/14/99                          50,000           49,991
   Deutsche Bank AG, New York
     5.640%, 03/23/99                          18,000           17,995
   PNC Bank N.A. (A)
     5.116%, 08/03/99                          15,000           14,993

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Prime Quality Money Market Fund--concluded

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                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Certificates of Deposit--continued
   Rabobank
     5.750%, 04/27/99                        $ 50,000       $   49,990
   Societe Generale, New York
     5.580%, 02/10/99                          25,000           24,999
     5.800%, 04/01/99                          35,000           34,996
                                                            ----------
Total Certificates of Deposit
     (Cost $369,930)                                           369,930
                                                            ----------
U.S. Government Agency Obligations (4.0%)
   FFCB, MTN (C)
     4.540%, 03/02/99                          40,000           39,995
   FNMA (C)
     0.000%, 02/18/99                           6,020            5,949
   SLMA, Callable 01/05/99 @ 100 (C)
     4.770%, 02/08/99                           5,000            4,999
   SLMA (C)
     5.000%, 04/01/99                          45,000           44,994
   SLMA, Ser 1996-4, Cl A1 (C)
     5.040%, 12/02/99                           1,079            1,072
   SLMA, Ser 1996-3, Cl A1 (C)
     4.488%, 12/02/99                           2,939            2,920
                                                            ----------
Total U.S. Government Agency Obligations
     (Cost $99,929)                                             99,929
                                                            ----------
Repurchase Agreements (12.7%)
   Barclays
     5.390%, dated 11/30/98, matures
     12/01/98, repurchase price
     $22,153,441 (collateralized by
     FHLMC and FNMA obligations:
     total market value $22,595,982) (B)       22,150           22,150
   Deutsche Bank
     5.390%, dated 11/30/98, matures
     12/01/98, repurchase price
     $182,034,337 (collateralized
     by a FNMA obligation: market
     value $185,648,500) (B)                  182,008          182,008

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                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Repurchase Agreements--continued
   Greenwich
     5.390%, dated 11/30/98, matures
     12/01/98, repurchase price
     $53,076,384 (collateralized
     by a FNMA obligation: market
     value $54,131,531) (B)                  $ 53,068       $   53,068
   Morgan Stanley
     5.390%, dated 11/30/98, matures
     12/01/98, repurchase price
     $36,007,865 (collateralized
     by various FHLMC and
     FNMA obligations: total
     market value $37,357,716) (B)             36,003           36,003
   Salomon Brothers
     5.390%, dated 11/30/98, matures
     12/01/98, repurchase price
     $20,007,120 (collateralized
     by various FHLMC and FNMA
     obligations: total market
     value $20,533,101) (B)                    20,004           20,004
                                                            ----------
Total Repurchase Agreements
     (Cost $313,233)                                           313,233
                                                            ----------
Total Investments (102.2%)
   (Cost $2,512,609)                                         2,512,609
                                                            ----------
Other Assets and Liabilities, Net (-2.2%)                      (54,312)
                                                            ----------

--------------------------------------------------------------------------------
                                                                       Unaudited

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                                                            Value (000)
-----------------------------------------------------------------------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based on
   1,913,468,156 outstanding shares of
   beneficial interest                                      $1,913,468
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based on
   545,215,859 outstanding shares of
   beneficial interest                                         545,215
Overdistributed net investment income                               (4)
Accumulated net realized loss
   on investments                                                 (382)
                                                            ----------
Total Net Assets 100.0%                                     $2,458,297
                                                            ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                          $     1.00
                                                            ==========
Net Asset Value, Offering and
   Redemption Price Per Share --
   Investor Shares                                          $     1.00
                                                            ==========

    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 20.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Tax-Exempt Money Market Fund

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                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Municipal Bonds (98.7%)
Alabama (2.5%)
   Birmingham-Carraway, Alabama
     Special Care Facilities Financing
     Authority, Carraway Methodist
     Health, Ser A, RB, VRDN (B) (C)
     3.150%, 12/02/98                        $  6,000       $    6,000
   Special Care Facilities, Montgomery
     Hospital, RB, VRDN
     (FGIC) (C) (D)
     3.150%, 12/02/98                           1,160            1,160
   University of Alabama,
     Birmingham Hospital,
     Ser A, RB, VRDN (C)
     3.100%, 12/02/98                          13,220           13,220
                                                            ----------
                                                                20,380
                                                            ----------
Arizona (2.3%)
   City of Mesa, TECP (B)
     3.300%, 10/06/99                           5,000            5,000
   Maricopa County, Pollution
     Control Authority, Arizona
     Public Services Corporation,
     VRDN (C) (D) (E)
     3.250%, 12/01/98                           9,250            9,250
   Phoenix, Series 95-2, GO, VRDN (C)
     3.300%, 12/01/98                           2,100            2,100
   State, Educational Loan Marketing,
     Ser A, RB, VRDN, AMT (B) (C)
     3.200%, 12/02/98                           2,500            2,500
                                                            ----------
                                                                18,850
                                                            ----------
Arkansas (0.1%)
   State, Development Financial
     Authority, Potlatch Projects,
     Ser A, RB, VRDN,
     AMT (C) (D) (E)
     3.200%, 12/02/98                           1,000            1,000
                                                            ----------

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
California (0.6%)
   State, Higher Educational Loan
     Authority, Student Loan
     Revenue, Ser D-2, RB (B)
     3.650%, 01/02/99                        $  5,000       $    5,000
                                                            ----------
Colorado (1.1%)
   Cherry Creek, South Metropolitian
     District Number 1, GO,
     VRDN (B) (C)
     3.100%, 12/03/98                           1,500            1,500
   Lowry Economic, Redevelopment
     Authority, Ser B, RB,
     VRDN (B) (C)
     3.150%, 12/02/98                           2,000            2,000
   Smith Creek, Metropolitan
     District, RB, VRDN (B) (C)
     3.150%, 12/03/98                           5,300            5,300
                                                            ----------
                                                                 8,800
                                                            ----------
Delaware (0.9%)
   State, Economic Development
     Authority, Industrial
     Development, Delaware Clean
     Power Project, Ser A, RB,
     VRDN, AMT (C) (D) (E)
     3.250%, 12/02/98                           5,000            5,000
   State, Educational Development
     Authority, VRDN (C) (D) (E)
     3.475%, 12/03/98                           1,875            1,875
                                                            ----------
                                                                 6,875
                                                            ----------
District of Columbia (0.1%)
   Metropolitan Airports Authority,
     Ser B, RB, AMT
     4.000%, 10/01/99                           1,000            1,006
                                                            ----------

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                                                                       Unaudited

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Florida (4.0%)
   Citrus Park, Community
     Development, RB,
     VRDN (C) (D) (E)
     3.150%, 12/02/98                        $  1,500       $    1,500
   Dade County, Power &
     Light Project, VRDN (C) (D) (E)
     3.250%, 12/01/98                           4,035            4,035
   Dade County, Water & Sewer
     System, Ser 1994, RB,
     VRDN (FGIC) (C) (D)
     3.000%, 12/02/98                          10,000           10,000
   State, Local Government,
     Pooled Loan, TECP (B)
     3.050%, 03/09/99                           4,810            4,810
   Hillsborough County, Industrial
     Development Authority,
     Pollution Control Revenue,
     Tampa Electric Project, RB,
     VRDN, AMT (C)
     3.500%, 12/01/98                           1,100            1,100
   Miami, Health Facility Authority,
     Mercy Hospital, RB,
     VRDN (B) (C)
     3.000%, 12/02/98                           4,000            4,000
   Palm Beach County, VRDN (B) (C)
     3.250%, 12/03/98                           1,000            1,000
   University of North Florida
     Foundation, Parking System,
     RB, VRDN, (B) (C)
     3.150%, 12/03/98                           6,000            6,000
                                                            ----------
                                                                32,445
                                                            ----------
Georgia (10.9%)
   Burke County, Development
     Authority, TECP
     3.200%, 02/10/99                           2,000            2,000

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Georgia--continued
   Burke County, Development
     Authority, Pollution Control
     Revenue, Georgia Power
     Pollution Vogtle-1st, RB,
     VRDN (C)
     3.250%, 12/01/98                        $  9,400       $    9,400
   Conyers-Rockdale-Big Haynes,
     Impoundment Authority
     Revenue, VRDN (C)
     3.150%, 12/02/98                           3,000            3,000
   Fulton County, Industrial
     Development Authority,
     American Red Cross Project,
     RB, VRDN (C) (D) (E)
     3.150%, 12/03/98                           1,200            1,200
   Gordon County, Developement
     Authority, Sara Lee Corporation,
     VRDN (C) (D)
     3.200%, 12/03/98                           1,400            1,400
   Gwinnett County, School District,
     Construction Sales Tax, TRAN
     4.000%, 12/31/98                           9,880            9,886
   Lafayette, Industrial Development
     Authority, Blue-Bird Project,
     Ser 1991, VRDN (C) (D) (E)
     3.150%, 12/03/98                           1,000            1,000
   Metropolitan Atlanta, Rapid
     Transit Authority, Georgia
     Sales Tax Revenue, VRDN (C)
     3.300%, 12/03/98                          10,000           10,000
   Monroe County, Development
     Authority, Pollution Control,
     RB, VRDN (C)
     3.250%, 12/01/98                           6,000            6,000
   Monroe County, Industrial
     Development Authority, Forsyth
     Inns Project, VRDN (C) (D) (E)
     3.300%, 12/02/98                           2,425            2,425

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Tax-Exempt Money Market Fund--continued

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Georgia--continued
   State, Municipal Electric
     Authority, TECP
     3.050%, 02/09/99                        $  4,500       $    4,500
   Municipal Electric Authority,
     VRDN (MBIA) (C)
     3.300%, 12/03/98                           4,675            4,675
   Putnam County, Georgia
     Development Authority,
     Pollution Control Revenue,
     FirstSer, RB, VRDN (C)
     3.250%, 12/01/98                          10,000           10,000
   State, Municipal Electric
     Authority, RB, VRDN (C) (D) (E)
     3.100%, 12/02/98                           4,000            4,000
   State, Municipal Electric
     Authority, RB, VRDN
     (FGIC) (C) (D)
     3.500%, 12/03/98                          14,610           14,610
   State, Residential Financial
     Authority, Home Ownership
     Mortgage, FHA Insured Loans,
     Ser C, RB, VRDN, AMT (C) (D)
     3.800%, 12/01/98                           1,615            1,615
   Summerville, Development
     Authority, Ser 1997, RB,
     VRDN, AMT (C) (E)
     3.300%, 01/14/99                           2,000            2,000
                                                            ----------
                                                                87,711
                                                            ----------
Hawaii (1.4%)
   State, GO, VRDN (C)
     3.300%, 12/02/98                           7,000            7,000
   State, GO, VRDN (MBIA) (C)
     3.300%, 12/02/98                           4,260            4,260
                                                            ----------
                                                                11,260
                                                            ----------

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                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Idaho (0.9%)
   Nez Pierce County, Pollution
     Control, Potlatch Project, RB,
     VRDN (C) (D) (E)
     3.150%, 12/02/98                        $  2,000       $    2,000
     3.150%, 12/03/98                           1,000            1,000
   State, TRAN
     4.500%, 06/30/99                           4,000            4,020
                                                            ----------
                                                                 7,020
                                                            ----------
Illinois (6.8%)
   Bloomington, Airport Authority,
     GO, VRDN (C) (D) (E)
     3.200%, 12/02/98                           1,400            1,400
   Chicago, O'Hare International
     Airport (AMBAC) (D)
     3.800%, 05/06/99                           8,890            8,890
   Chicago, Single Family Mortage,
     RB VRDN, AMT (B) (C)
     3.100%, 09/01/29                           5,595            5,595
   Health Facilities Authority,
     Northwestern Memorial
     Hospital Project, VRDN (C) (E)
     3.350%, 12/01/98                           5,300            5,300
   Savanna, Industrial Development
     Authority, Metform Project,
     Ser A, RB, VRDN (C) (D) (E)
     3.250%, 12/02/98                             500              500
   Savanna, Industrial Development
     Authority, Metform Project,
     Ser B, RB, VRDN (C) (D) (E)
     3.250%, 12/02/98                           1,400            1,400
   State, Development Financial
     Authority, Chicago Symphony,
     RB, VRDN (C) (D) (E)
     3.100%, 12/02/98                           5,000            5,000
   State, Development Financial
     Authority, Derby Project, RB,
     VRDN, AMT (C) (D) (E)
     3.300%, 12/02/98                             900              900

--------------------------------------------------------------------------------
                                                                       Unaudited

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Illinois--continued
   State, Development Financial
     Authority, Pollution Control,
     Illinois Power, Ser A, RB,
     VRDN (C) (E)
     3.150%, 12/02/98                        $  5,000       $    5,000
   State, Educational Facilities
     Authority, Chicago Childrens
     Museum, RB, VRDN (C) (D) (E)
     3.150%, 12/02/98                           1,600            1,600
   State, Educational Facilities
     Authority, Museum of Science
     and Industry, RB, VRDN (C) (E)
     3.150%, 12/03/98                           5,600            5,600
   State, Health Facilities Authority,
     Advocate Health Care, Ser B,
     RB, VRDN (C) (D)
     3.150%, 12/02/98                           2,900            2,900
   State, Health Facilities Authority,
     RB, VRDN (C)
     3.300%, 12/03/98                           3,000            3,000
   State, Health Facilities Authority,
     Streeterville Corporation, RB,
     VRDN (C) (D) (E)
     3.150%, 12/02/98                           2,000            2,000
   State, Health Facilities Authority,
     Streeterville Corporation,
     Ser A, RB, VRDN (C) (E)
     3.150%, 12/02/98                           1,500            1,500
   State, Health Facilities Authority,
     University of Chicago Hospital
     Project, Ser C, RB, VRDN
     (MBIA) (C) (D)
     3.150%, 12/02/98                           4,000            4,000
                                                            ----------
                                                                54,585
                                                            ----------

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Indiana (4.0%)
   Allen County, Industrial Economic
     Development Authority,
     Mattel Power Wheels Project,
     RB, VRDN, AMT (C) (D)
     3.500%, 12/02/98                        $  1,500       $    1,500
   Elkhart, Economic Development
     Revenue, Godfrey Conveyor,
     RB, VRDN, AMT (B) (C)
     3.300%, 12/02/98                           2,000            2,000
   Fort Wayne, Economic
     Development Authority,
     ND Tech Project, RB, VRDN,
     AMT (B) (C) (D) (E)
     3.250%, 12/02/98                           1,000            1,000
   Indianapolis, Industrial Economic
     Development Authority,
     Allied Signal, RB, VRDN
     (B) (C) (D)
     3.300%, 12/02/98                           3,500            3,500
   Indianapolis, Multi-Family
     Housing, RB, VRDN,
     AMT (C) (D) (E)
     3.350%, 12/02/98                           6,200            6,200
   La Porte County, Economic
     Development Revenue, Pedcor
     Investments-Woodland,
     RB, VRDN, AMT (B) (C)
     3.250%, 12/03/98                           2,000            2,000
   Michigan City, Industrial
     Economic Development,
     Performance Packaging, RB,
     VRDN, AMT (B) (C) (D) (E)
     3.300%, 12/02/98                             800              800
   Princeton, Pollution Control,
     PSI Energy Project, RB,
     VRDN (C) (E)
     3.300%, 12/01/98                           8,800            8,800

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Tax-Exempt Money Market Fund--continued

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Indiana--continued
   Rockport County, Pollution
     Control, Aep Generating
     Company Project, Ser B, RB,
     VRDN (AMBAC) (C) (D)
     3.350%, 12/01/98                        $    700       $      700
   State, Development Financial
     Authority, Culver Educational
     Facilities, RB, VRDN (C) (E)
     3.150%, 12/02/98                           2,000            2,000
   State, Development Financial
     Authority, Dekko International
     Project, RB, VRDN (C) (D) (E)
     3.300%, 12/03/98                             610              610
   State, Development Financial
     Authority, Educational Facility,
     Indiana Historical Society,
     RB, VRDN (C) (E)
     3.150%, 12/02/98                           1,200            1,200
   State, Health Facility Financing
     Authority, Clarian Health
     Partners, Ser B, RB,
     VRDN (C) (D)
     3.100%, 12/02/98                           2,000            2,000
                                                            ----------
                                                                32,310
                                                            ----------
Iowa (0.4%)
   Davenport, Ser C, GO
     4.375%, 06/01/99                             465              466
   West Des Moines, Commercial
     Development, Greyhound
     Lines Project, VRDN (C) (D) (E)
     3.100%, 12/02/98                           2,500            2,500
                                                            ----------
                                                                 2,966
                                                            ----------

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Kentucky (1.6%)
   Jefferson County, Industrial
     Building, Fisher-Klosterman
     Project, RB, VRDN,
     AMT (C) (D) (E)
     3.300%, 12/03/98                        $  2,255       $    2,255
   Pulaski County, Solid Waste
     Disposal, National Rural
     Utility-East, RB, VRDN,
     AMT (C)
     3.600%, 02/15/99                           5,000            5,000
   State, Asset/Liability
     Commission, General
     Fund Revenue, TRAN
     3.500%, 11/01/99                           4,000            4,020
   State, Economic Development,
     Hospital Facilities, RB,
     VRDN (C) (D) (E)
     3.100%, 12/03/98                           1,400            1,400
                                                            ----------
                                                                12,675
                                                            ----------
Louisiana (2.8%)
   Parish of Saint Charles, Pollution
     Control Board, Shell Oil
     Company Project, Ser B,
     VRDN (C)
     3.300%, 12/01/98                           5,000            5,000
   Plaqeumines, Port Facilities,
     International Marine Terminal
     Project, RB, VRDN (C) (D) (E)
     3.750%, 03/15/99                           1,000            1,000
   Saint Charles Parish, Louisiana
     Pollution Control Revenue,
     Shell Oil Norco Project,
     RB, VRDN, AMT (C)
     3.450%, 12/01/98                           1,200            1,200

--------------------------------------------------------------------------------
                                                                       Unaudited

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Louisiana--continued
   Saint James Parish, Pollution
     Control Revenue, TECP
     3.300%, 12/29/98                        $ 10,000       $   10,000
   State, Offshore Terminal
     Authority, Deepwater Port,
     First Stage A-Loop Project,
     Ser A, RB, VRDN (C) (D) (E)
     3.100%, 12/02/98                           2,000            2,000
   State, Public Facilites Authority,
     Pollution Control Revenue,
     Ciba-Geigy Project, RB,
     VRDN (B) (C)
     3.100%, 12/02/98                           2,400            2,400
   State, Public Facilities Authority,
     Ser B, GO
     6.100%, 03/01/99                           1,000            1,007
                                                            ----------
                                                                22,607
                                                            ----------
Maryland (1.3%)
   Baltimore County,
     Allied Signal Project,
     VRDN (C) (D) (E)
     3.250%, 12/02/98                           1,000            1,000
   State, Health & Higher Education
     Authority, Pooled Loan Program,
     Ser B, VRDN (C) (D) (E)
     3.150%, 12/02/98                           5,000            5,000
   University of Maryland, Revolving
     Equipment Loan Program,
     Ser B, RB, VRDN (C) (E)
     3.150%, 12/02/98                           4,100            4,100
                                                            ----------
                                                                10,100
                                                            ----------
Michigan (2.3%)
   Delta County, Environmental
     Improvement Revenue,
     Escanaba Paper Project, RB,
     VRDN, AMT (C) (E)
     3.150%, 12/01/98                           1,400            1,400

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Michigan--continued
   Oakland County, Economic
     Development Authority,
     Moody Family Ltd. Project, RB,
     VRDN, AMT (B) (C) (E)
     3.250%, 12/02/98                        $    900       $      900
   State, Building Authority Revenue,
     Facilties Program Ser I, RB
     4.500%, 10/01/99                           2,200            2,226
   State, Housing Development
     Authority, RB, VRDN,
     AMT (C) (D) (E)
     3.200%, 12/02/98                           1,000            1,000
   State, Industrial Development
     Authority, RB,
     VRDN (B) (C) (D) (E)
     3.100%, 12/02/98                           3,000            3,000
   State, Municipal Bond Authority,
     Ser B-1, RB
     4.500%, 07/02/99                           1,000            1,005
   State, Municipal Bond Authority,
     School Loan, RB
     3.500%, 12/01/99                           2,000            2,012
   State, Strategic, TECP
     3.000%, 03/10/99                           7,100            7,100
                                                            ----------
                                                                18,643
                                                            ----------
Mississippi (0.9%)
   State, Business Finance, Solid Waste
     Disposal Revenue, Choctaw
     Generation, VRDN (C)
     3.250%, 12/02/98                           3,000            3,000
   State, Government Bond, Ser B, GO
     4.250%, 08/01/99                           4,515            4,531
                                                            ----------
                                                                 7,531
                                                            ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Tax-Exempt Money Market Fund--continued

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Missouri (3.0%)
   Carthage, Industrial Development
     Authority, Schrieber Project, RB,
     VRDN, AMT (C) (D) (E)
     3.250%, 12/02/98                        $  3,100       $    3,100
   Improvement & Energy Resource
     Authority, Kansas City Power &
     Light Project, RB,
     VRDN (C) (D)  (E)
     3.350%, 12/10/98                          12,366           12,366
   Kansas City, Municipal Assistance
     Revenue VRDN (C)
     3.600%, 04/01/99                           4,995            4,995
   Saint Charles County, Industrial
     Development Authority, Casalon
     Apartment Project, Ser 95, RB,
     VRDN (C) (D) (E)
     3.100%, 12/03/98                           3,100            3,100
   State, Environmental
     Improvement & Energy
     Resource Authority, Utilicorp
     United Project, RB, VRDN,
     AMT (C) (D) (E)
     3.250%, 12/02/98                             700              700
                                                            ----------
                                                                24,261
                                                            ----------
Nebraska (0.3%)
   American Public Energy Agency,
     Gas Supply Revenue, Public
     Gas Agency, Ser C, RB
     3.350%, 09/01/99                             655              655
   Investment Finance Authority,
     Single Family Mortgage,
     Ser B, RB,
     VRDN (FGIC) (C) (D)
     3.600%, 01/15/99                           2,000            2,000
                                                            ----------
                                                                 2,655
                                                            ----------

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Nevada (1.6%)
   Clark County, Airport
     Improvement Authority,
     Ser A-1, RB, VRDN (C) (D) (E)
     3.050%, 12/02/98                        $  4,200       $    4,200
   Clark County, School District,
     VRDN (C)
     3.180%, 12/03/98                           8,345            8,345
                                                            ----------
                                                                12,545
                                                            ----------
New Hampshire (1.1%)
   Business Finance Authority, TECP
     3.400%, 02/25/99                           4,000            4,000
   State, Housing Finance Authority,
     Multi-Family Housing,
     Fairways Project, RB, VRDN,
     AMT (C) (D) (E)
     3.250%, 12/02/98                           5,000            5,000
                                                            ----------
                                                                 9,000
                                                            ----------
New Jersey (0.6%)
   State, Transportation,
     Ser 1999a, TECP
     2.900%, 01/28/99                           5,000            5,000
                                                            ----------
New Mexico (0.6%)
   Educational Assistance
     Foundation, Student
     Loan Program, RB, VRDN
     (AMBAC) (C)
     3.350%, 12/03/98                           2,720            2,720
   State, Financial Authority,
     Ser B, RB
     3.700%, 01/01/99                           2,295            2,295
                                                            ----------
                                                                 5,015
                                                            ----------

--------------------------------------------------------------------------------
                                                                       Unaudited

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
New York (3.8%)
   Long Island, Power Authority,
     TECP (B)
     3.250%, 12/09/98                        $  3,000       $    3,000
     3.125%, 01/21/99                           2,000            2,000
     3.050%, 02/10/99                           3,000            3,000
   Nassau County, Ser C, TRAN
     4.250%, 12/22/98                           4,500            4,501
   Southeast Industrial Development,
     Unilock Project, RB, VRDN,
     AMT (C) (D) (E)
     3.250%, 12/02/98                           6,200            6,200
   State, Urban Development
     Corporation, Senior Lien,
     VRDN (C)
     3.180%, 12/03/98                          12,155           12,155
                                                            ----------
                                                                30,856
                                                            ----------
North Carolina (3.8%)
   Alamance County, Industrial
     Facilities & Pollution Control,
     Financing Authority Revenue,
     Industrial Manufacturing Project,
     RB, VRDN (B) (C)
     3.350%, 12/01/98                           1,400            1,400
   Cleveland County, Family YMCA,
     Recreational Facilities Revenue,
     RB, VRDN (B) (C)
     3.250%, 12/02/98                           3,000            3,000
   Mecklenburg County, Industrial
     Facilities & Pollution Control,
     Sterigenics International Project,
     RB, VRDN, AMT (B) (C) (D) (E)
     3.300%, 12/02/98                           2,000            2,000
   Mecklenburg County, Ser C,
     GO, VRDN (C)
     3.100%, 12/02/98                           5,000            5,000

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
North Carolina--continued
   State, Eastern, TECP (B)
     3.550%, 12/09/98                        $  3,950       $    3,950
   State, Educational Facilities,
     Guilford College,
     VRDN (C) (D) (E)
     3.150%, 12/02/98                           2,200            2,200
   Wake County, Industrial
     Facilities & Pollution Control,
     Financing Authority Revenue,
     Power and Light Project, RB,
     VRDN, AMT (B) (C)
     3.350%, 12/01/98                          13,000           13,000
                                                            ----------
                                                                30,550
                                                            ----------
Ohio (4.3%)
   Cincinnati, Student Loan
     Funding, Ser A-1, VRDN
     3.300%, 12/02/98                           5,000            5,000
   Lorain County, Hospital Revenue,
     Catholic Healthcare, TECP (B)
     3.350%, 12/08/98                           6,100            6,100
   Lorraine County, TECP
     2.950%, 03/03/99                           7,000            7,000
   State, Air Quality Development
     Authority, JMG Limited
     Partnership, Ser A, RB, VRDN,
     AMT (C) (D) (E)
     3.200%, 12/02/98                           3,000            3,000
   State, Higher Education Authority,
     Lake Erie Project,
     VRDN (C) (D) (E)
     3.200%, 12/03/98                           4,945            4,945

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Tax-Exempt Money Market Fund--continued

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Ohio--continued
   State, Pollution Control Authority,
     Duquesne Project, RB, VRDN,
     AMT (C) (D) (E)
     3.200%, 12/02/98                        $  3,000       $    3,000
   Warrren County, Health Care
     Facilities Revenue, RB,
     VRDN (B) (C)
     3.150%, 12/02/98                           5,700            5,700
                                                            ----------
                                                                34,745
                                                            ----------
Oregon (0.3%)
   State, Housing and Community
     Service Department, Single Family
     Mortgage Program, Ser C, RB (D)
     3.750%, 05/13/99                           2,500            2,500
                                                            ----------
Pennsylvania (5.3%)
   Beaver County, Industrial
     Development Authority,
     Duquesne Light Company
     Project, Ser B, RB, VRDN (C) (D)
     3.100%, 12/02/98                           1,000            1,000
   Emmaus, General Authority,
     RB, VRDN (C)
     3.150%,12/02/98                           17,300           17,300
   Geisinger Authority,
     Health System, Penn State, RB
     4.500%, 08/15/99                           1,000            1,005
   Philadelphia, State
     School District, Tax Revenue
     and Anticipation Notes,
     Ser A, RB (B)
     4.250%, 06/30/99                           1,500            1,505
   Philadelphia, Tax and Revenue
     Anticipation Note, Ser A, GO
     4.250%, 06/30/99                           5,000            5,017

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Pennsylvania--continued
   State, Intergovernmental
     Cooperation Authority,
     Special Tax Revenue, VRDN (C)
     3.600%, 12/15/98                          $9,630       $    9,630
   State, Ser A, VRDN (C) (D)
     3.180%, 12/03/98                           6,830            6,830
                                                            ----------
                                                                42,287
                                                            ----------
Rhode Island (0.8%)
   State, GO, VRDN (C)
     3.300%, 12/03/98                           6,635            6,635
                                                            ----------
South Carolina (2.8%)
   Piedmont, Municipal Power
     Agency, Electrical Revenue,
     Ser D, RB, VRDN (C)
     3.100%, 12/02/98                           3,100            3,100
   Santee Coop, Public Service
     Authority, TECP
     3.300%, 01/13/99                           2,800            2,800
   State, Public Service Authority,
     Santee Project, TECP
     3.000%, 02/10/99                           8,000            8,000
   State, Public Service Authority,
     TECP
     3.000%, 03/11/99                           9,000            9,000
                                                            ----------
                                                                22,900
                                                            ----------
South Dakota (0.4%)
   Yankton, Industrial Development
     Revnue, Var Kolberg Pioneer,
     RB, VRDN, AMT (B) (C)
     3.250%, 12/02/98                           3,000            3,000
                                                            ----------
14

--------------------------------------------------------------------------------
                                                                       Unaudited

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Tennessee (1.3%)
   Covington, Industrial
     Development Board,
     Charms Project, RB, VRDN,
     AMT (C) (D) (E)
     3.250%, 12/02/98                        $  3,000       $    3,000
   Hamilton County, Industrial
     Development Board, Tennessee
     Aquarium Project, RB,
     VRDN (C) (D) (E)
     3.200%, 12/03/98                           3,000            3,000
   Memphis-Shelby County,
     Industrial Development Board,
     Ponderosa Fibres American
     Project, RB, VRDN,
     AMT (B) (C) (D) (E)
     3.300%, 12/03/98                           1,400            1,400
   Nashville & Davidson County,
     Industrial Development
     Authority, Multi-Family
     Mortgage, Chimneytop II
     Project, RB, VRDN (C) (D) (E)
     3.200%, 12/02/98                           1,325            1,325
   Nashville & Davidson County,
     Vanderbilt University, RB,
     VRDN (C) (D)
     3.650%, 01/15/99                           2,000            2,000
                                                            ----------
                                                                10,725
                                                            ----------
Texas (12.5%)
   Brazos River Authority,
     Pollution Control Revenue,
     TECP, AMT (B)
     3.400%, 12/10/98                           5,170            5,170
   Brazos River Authority,
     Pollution Control, Utilities
     Electric, Ser C, RB, VRDN,
     AMT (AMBAC) (C) (D)
     3.450%, 12/01/98                           2,000            2,000

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Texas--continued
   Brazos River Authority,
     TECP, AMT
     3.250%, 02/19/99                        $  2,700       $    2,700
   Brazos River Authority,
     TECP, AMT (B)
     3.150%, 02/05/99                           6,000            6,000
   Brownsville, Utilities System,
     TECP (B)
     3.600%, 12/23/98                           4,000            4,000
   Dallas, Water and Sewer
     Program, TECP
     3.375%, 12/07/98                           5,000            5,000
   Georgetown, Higher Education
     Financing Authority,
     Southwestern University Project,
     Ser 1984, RB, VRDN (C) (D) (E)
     3.150%, 12/02/98                           2,000            2,000
   Gulf Coast, Waste Disposal
     Authority, Pollution Control
     Revenue, Amoco Oil Project,
     RB, VRDN (C)
     3.450%, 12/01/98                           4,000            4,000
   Gulf Coast, Waste Disposal,
     Texwater Pollution Control,
     RB, VRDN (C) (D)
     3.600%, 01/15/99                           4,140            4,140
   Harris County, Health Facilities
     Authority, Memorial Hospital
     Project, Ser B, RB, VRDN (C) (D)
     3.050%, 12/02/98                           1,500            1,500
   Harris County, Industrial
     Development Authority,
     Lubrizol Project, RB,
     VRDN (C) (D)
     3.100%, 12/02/98                           1,600            1,600
   Lone Star, Airport Improvement
     Authority, RB, VRDN (C) (D) (E)
     3.250%, 12/01/98                           1,700            1,700

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Tax-Exempt Money Market Fund--continued

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Texas--continued
   North Central Health, TECP
     3.400%, 02/23/99                        $  5,000       $    5,000
   Sabine, River Authority,
     Pollution Control, RB,
     VRDN (MBIA) (D) (C)
     3.150%, 12/02/98                          10,700           10,700
   State, College Student Loan,
     GO, AMT
     5.100%, 08/01/99                           1,000            1,013
   State, Higher Education Authority,
     RB, VRDN (MBIA) (C) (D)
     3.150%, 12/02/98                           5,000            5,000
   State, Public Facilities, RB,
     VRDN (B) (C)
     3.130%, 12/03/98                           7,180            7,180
   State, RB, VRDN (C) (D)
     3.600%, 04/01/99                           4,935            4,935
   State, Transportation, Ser D,
     VRDN (C) (D)
     3.450%, 12/16/98                          15,000           15,000
   State, Veterans Housing Assistance,
     Ser A-1, GO, AMT
     3.200%, 12/01/98                           4,600            4,600
   Texas A & M University, TECP
     3.200%, 02/16/99                           2,700            2,700
   State, Public Financial Authority,
     TECP
     3.300%, 01/12/99                           5,000            5,000
                                                            ----------
                                                               100,938
                                                            ----------
Utah (4.3%)
   Carbon County, Pollution Control
     Authority, Pacificorp Project,
     RB, VRDN (AMBAC) (C) (D)
     3.350%, 12/01/98                           4,400            4,400

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Utah--continued
   Intermountain Power Agency,
     Power Supply, TECP
     3.250%, 12/09/98                        $  5,000       $    5,000
   Intermountain Power Agency,
     TECP
     3.000%, 03/18/99                           5,000            5,000
   State, Housing Finance Agency,
     VRDN, AMT (C)
     3.100%, 01/01/99                           8,885            8,885
   State, Housing Finance Authority,
     RB (D)
     3.650%, 01/01/99                          11,230           11,230
                                                            ----------
                                                                34,515
                                                            ----------
Virginia (1.9%)
   Alexandria, Redevelopment &
     Housing Authority, Multi Family
     First Mortgage, Goodwin Project,
     Ser B, RB, VRDN (B) (C) (D) (E)
     3.350%, 12/01/98                           2,000            2,000
   Chesterfield County, Industrial
     Development Authority,
     Allied Signal Project,
     RB, VRDN (C)
     3.300%, 12/02/98                           3,000            3,000
   Commonwealth, Ser 1994,
     VRDN (C) (D)
     3.280%, 12/03/98                           4,000            4,000
   Front Royal & Warren County,
     Industrial Development
     Authority, Pen Tab Industries
     Project, RB, VRDN,
     AMT (B) (C) (D) (E)
     3.200%, 12/03/98                           2,800            2,800

--------------------------------------------------------------------------------
                                                                       Unaudited

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Virginia--continued
   Prince George County, Industrial
     Development Authority,
     Industrial Development Revenue,
     RB, VRDN, AMT (B) (C)
     3.300%, 12/03/98                        $  3,760       $    3,760
                                                            ----------
                                                                15,560
                                                            ----------
Washington (1.6%)
   Pierce County, Washington
     Economic Development,
     Weyerhaeuser Real Estate Project,
     RB, VRDN (C) (D) (E)
     3.150%, 12/02/98                           3,000            3,000
   Port of Seattle, VRDN (C) (D)
     3.150%, 12/02/98                           1,400            1,400
   Seattle, Water Systems Revenue,
     RB, VRDN (B) (C)
     3.150%, 12/02/98                           4,200            4,200
   South Columbia Basin, RB
     5.700%, 12/01/99                           1,000            1,026
   State, Public Power Supply System,
     Nuclear Project Number 1,
     Ser 1A-3, RB, VRDN (C) (D) (E)
     3.050%, 12/02/98                           3,300            3,300
                                                            ----------
                                                                12,926
                                                            ----------
West Virginia (0.5%)
   Marshall County, Pollution
     Control Authority, Allied Signal
     Project, RB, VRDN (B) (C) (D)
     3.300%, 12/02/98                           2,000            2,000
   Marshall County, Pollution
     Control Authority, PPG Industries
     Project, RB, VRDN (C) (D)
     3.350%, 12/03/98                           2,000            2,000
                                                            ----------
                                                                 4,000
                                                            ----------

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Wisconsin (1.6%)
   Appleton, Industrial Development
     Revenue, Pro Lable Project, RB,
     VRDN, AMT (B) (C)
     3.400%, 12/02/98                        $    950       $      950
   Carlton, Pollution Control, Power
     and Light Company, Project B,
     RB, VRDN (C) (D)
     3.350%, 12/01/98                           1,200            1,200
   Germantown, Industrial Revenue,
     Speaker Project RB, VRDN,
     AMT (B) (C)
     3.400%, 12/03/98                             905              905
   Holland, Industrial Development
     Revenue, White Clover Dairy
     Project, RB, VRDN, AMT (B) (C)
     3.300%, 12/02/98                           1,500            1,500
   Oconomowoc, Industrial
     Development Revenue,
     Quest Technologies Project,
     RB, VRDN, AMT (B) (C)
     3.300%, 12/02/98                           1,600            1,600
   Rhinelander, School District, GO
     4.400%, 03/01/99                             430              431
   State, Ser A, GO
     4.700%, 05/01/99                           4,125            4,155
   Wisconsin, Health Facilities,
     Saint Lukes Medical Center,
     RB, VRDN (C) (D) (E)
     3.150%, 12/02/98                           1,900            1,900
                                                            ----------
                                                                12,641
                                                            ----------
Wyoming (1.4%)
   Lincoln County, Pollution Control
     Authority, Exxon Project, Ser A,
     RB, VRDN (C)
     3.300%, 12/01/98                           4,300            4,300

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

Tax-Exempt Money Market Fund--concluded

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Wyoming--continued
   Sweetwater, VRDN (C)
     3.050%, 12/02/98                        $  4,600       $    4,600
   Uinta County, Pollution Control,
     Amoco Company, RB,
     VRDN (C) (D)
     3.850%, 12/01/98                           2,000            2,000
                                                            ----------
                                                                10,900
                                                            ----------
Total Municipal Bonds
     (Cost $795,918)                                           795,918
                                                            ----------
Cash Equivalents (1.3%)
   AIM Management Institutional
     Tax-Free Portfolio (C)                     5,712            5,712
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio (C)                     4,732            4,732
                                                            ----------
Total Cash Equivalents
     (Cost $10,444)                                             10,444
                                                            ----------
Total Investments (100.0%)
   (Cost $806,362)                                             806,362
                                                            ----------
Other Assets and Liabilities, Net (0.0%)                          (270)
                                                            ----------

-----------------------------------------------------------------------
                                                            Value (000)
-----------------------------------------------------------------------
Net Assets:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based
   on 656,075,126 outstanding shares of
   beneficial interest                                      $  656,075
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based on
   150,022,350 outstanding shares of
   beneficial interest                                         150,022
Accumulated net realized loss
   on investments                                                   (5)
                                                            ----------
Total Net Assets 100.0%                                     $  806,092
                                                            ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                          $     1.00
                                                            ==========
Net Asset Value, Offering and
   Redemption Price Per Share --
   Investor Shares                                          $     1.00
                                                            ==========

    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 20.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998                                   Unaudited

U.S. Government Securities Money Market Fund

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
U.S. Treasury Obligations (10.7%)
   U.S. Treasury Notes
     5.500%, 02/28/99                        $ 15,000       $   14,999
     6.375%, 05/15/99                          40,000           40,122
                                                            ----------
Total U.S. Treasury Obligations
     (Cost $55,121)                                             55,121
                                                            ----------
Cash Equivalent (3.9%)
   AIM Management Institutional
     Treasury Portfolio (C)                    20,000           20,000
                                                            ----------
Total Cash Equivalent
     (Cost $20,000)                                             20,000
                                                            ----------
Repurchase Agreements (72.1%)
   Barclays
     5.37%, dated 11/30/98, matures
     12/01/98, repurchase price
     $20,021,387 (collateralized by
     U.S. Treasury Notes: total market
     value $20,419,189) (B)                    20,018           20,018
   Deutsche Bank
     5.37%, dated 11/30/98, matures
     12/01/98, repurchase price
     $21,647,678 (collateralized
     by various U.S. Treasury
     obligations: total market
     value $22,077,733) (B)                    21,644           21,644
   Greenwich
     5.37%, dated 11/30/98, matures
     12/01/98, repurchase price
     $22,631,538 (collateralized
     by U.S. Treasury Bond: market
     value $23,082,544) (B)                    22,628           22,628

-----------------------------------------------------------------------
                                             Face Amount
                                                (000)       Value (000)
-----------------------------------------------------------------------
Repurchase Agreements--continued
   J.P. Morgan
     5.37%, dated 11/30/98, matures
     12/01/98, repurchase price
     $115,076,617 (collateralized by
     GNMA obligations: market
     value $117,368,651) (B)                 $115,059       $  115,059
   Merrill Lynch
     5.37%, dated 11/30/98, matures
     12/01/98, repurchase price
     $23,380,173 (collateralized by
     GNMA obligations: total
     market value $23,847,284) (B)             23,377           23,377
   Morgan Stanley, 5.37%, dated
     11/30/98, matures 12/01/98,
     repurchase price $120,079,439
     (collateralized by GNMA
     obligations: total market
     value $128,194,125) (B)                  120,062          120,062
   Salomon Brothers
     5.37%, dated 11/30/98, matures
     12/01/98, repurchase price
     $24,569,393 (collateralized
     by various U.S. Treasury
     obligations: total market
     value $25,061,471) (B)                    24,566           24,566
   SBC Warburg
     5.37%, dated 11/30/98, matures
     12/01/98, repurchase price
     $22,396,390 (collateralized
     by various U.S. Treasury
     obligations: total market
     value $22,843,280) (B)                    22,393           22,393
                                                            ----------
Total Repurchase Agreements
     (Cost $369,747)                                           369,747
                                                            ----------
Total Investments (86.7% of Net Assets)
   (Cost $444,868)                                          $  444,868
                                                            ----------

    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 20.

--------------------------------------------------------------------------------

                          Key to Abbreviations used in
                           the Statement of Net Assets

AMBAC Security insured by the American Municipal
      Bond Assurance Company
AMT   Alternative Minimum Tax
Cl    Class
FGIC  Security insured by the Financial Guaranty
      Insurance Corporation
FFCB  Federal Farm Credit Bank
FHLMC Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association
GNMA  Government National Mortgage Association
GO    General Obligation
MBIA  Security insured by the Municipal Bond
      Investors Assurance
MTN   Medium Term Note
RB    Revenue Bond
Ser   Series
SLMA  Student Loan Marketing Association
TECP  Tax Exempt Commercial Paper
TRAN  Tax & Revenue Anticipation Note
VRDN  Variable Rate Demand Note
(A)   Private Placement Security
(B)   Tri-Party Repurchase Agreement
(C) Variable rate security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 1998.
(D) Put and demand features exist requiring the issuer to repurchase the instrument prior to maturity.
(E) Securities are held in connection with a letter of credit issued by a major bank.

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  For the Period Ended November 30, 1998              Unaudited

                                                                                                        U.S. Government
                                                                                                           Securities
                                                                                                          Money Market
                                                                                                              Fund
                                                                                                        ---------------
Assets:
   Investments at market value (Cost $444,868)...............................................              $444,868
   Accrued income............................................................................                 2,106
   Receivables for investment securities sold................................................                69,559
   Receivables for capital shares sold.......................................................                   251
   Other assets..............................................................................                    62
                                                                                                           --------
   Total Assets..............................................................................               516,846
                                                                                                           --------
Liabilities:
   Accrued expenses..........................................................................                  (402)
   Distribution payable......................................................................                (1,824)
   Payable for capital shares redeemed.......................................................                   (23)
   Other liabilities.........................................................................                (1,685)
                                                                                                           --------
   Total Liabilities.........................................................................                (3,934)
                                                                                                           --------
Net Assets:
   Fund Shares of the Trust Shares (unlimited authorization -- no par value)
     based on 448,611,518 outstanding shares of beneficial interest..........................               448,612
   Fund Shares of the Investor Shares (unlimited authorization -- no par value)
     based on 64,204,453 outstanding shares of beneficial interest...........................                64,204
   Net realized gain on investments..........................................................                    96
                                                                                                           --------
   Total Net Assets..........................................................................              $512,912
                                                                                                           ========
   Net Asset Value, Offering and Redemption Price Per Share - Trust Shares...................              $   1.00
                                                                                                           ========
   Net Asset Value, Offering and Redemption Price Per Share - Investor Shares................              $   1.00
                                                                                                           ========

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS For The Period Ended November 30, 1998               Unaudited

                                                                                            Tax-Exempt
                                                                       Prime Quality          Money        U.S. Government
                                                                        Money Market          Market       Securities Money
                                                                            Fund               Fund           Market Fund
                                                                       -------------        ----------     ----------------
                                                                         06/01/98-           06/01/98-         06/01/98-
                                                                         11/30/98            11/30/98          11/30/98
                                                                         --------            --------          --------
Interest Income..................................................        $66,412              $12,334          $12,516
                                                                         -------              -------          -------
Expenses:
   Investment Advisory Fees......................................          7,807                1,963            1,515
   Less: Investment Advisory Fees Waived.........................         (1,792)                (492)            (322)
   Administrator Fees............................................            942                  280              183
   Less: Administrator Fees Waived...............................           (159)                 --                (2)
   Transfer Agent Fees -- Trust Shares...........................             10                    7                7
   Transfer Agent Fees -- Investor Shares........................              9                   14               16
   Transfer Agent Out of Pocket Fees.............................             87                   13               23
   Printing Expenses.............................................            114                   34               16
   Custody Fees..................................................             34                    9                4
   Professional Fees.............................................             69                   16               11
   Trustee Fees..................................................             17                    6                4
   Registration Fees.............................................             44                    4               15
   Distribution Fees -- Investor Shares..........................            491                  109               51
   Less: Distribution Fees Waived -- Investor Shares.............            (81)                 (35)             (24)
   Insurance and Other Fees......................................             41                   14               12
                                                                         -------              -------          -------
   Total Expenses................................................          7,633                1,942            1,509
                                                                         -------              -------          -------
   Net Investment Income.........................................         58,779               10,392           11,007
                                                                         -------              -------          -------
   Net Realized Gain (Loss) on Securities Sold...................            (26)                  (1)              10
                                                                         -------              -------          -------
Net Increase in Net Assets from Operations.......................        $58,753              $10,391          $11,017
                                                                         =======              =======          =======

Amounts designated as "--" are either $0 or round to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS For The Period Ended November 30, 1998 and The Year Ended
May 31, 1998                                                           Unaudited

                                                             Prime Quality             Tax-Exempt         U.S. Government Securities
                                                           Money Market Fund         Money Market Fund         Money Market Fund
                                                       -------------------------  ----------------------  -------------------------
                                                        06/01/98-     06/01/97-   06/01/98-   06/01/97-      06/01/98-    06/01/97-
                                                        11/30/98      05/31/98    11/30/98    05/31/98       11/30/98     05/31/98
                                                        --------      --------    --------    --------       --------     --------
Operations:
  Net Investment Income ...........................    $    58,779   $    95,132  $  10,392   $   17,568     $  11,007    $  19,342
  Net Realized Gain (Loss) on Investments .........            (26)           50         (1)          --            10          146
                                                       -----------  ------------  ---------   ----------     ---------    ---------
      Increase in Net Assets from Operations ......         58,753        95,182     10,391       17,568        11,017       19,488
                                                       -----------  ------------  ---------   ----------     ---------    ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ..................................        (47,112)      (77,500)    (8,333)     (13,717)       (9,634)     (16,621)
    Investor Shares ...............................        (11,671)      (17,632)    (2,058)      (3,852)       (1,371)      (2,723)
  Capital Gains:
    Trust Shares ..................................             --            --         --           --            --           --
    Investor Shares ...............................             --            --         --           --            --           --
                                                       -----------  ------------  ---------   ----------     ---------    ---------
      Total Distributions .........................        (58,783)      (95,132)   (10,391)     (17,569)      (11,005)     (19,344)
                                                       -----------  ------------  ---------   ----------     ---------    ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ...................      1,992,039     3,915,486    452,112    1,039,352       442,396      776,773
    Reinvestment of Cash Distributions ............          2,268         3,699         --           --           284          380
    Cost of Shares Redeemed .......................     (1,961,375)   (3,125,552)  (244,059)    (924,334)     (371,476)    (744,136)
                                                       -----------  ------------  ---------   ----------     ---------    ---------
  Increase in Net Assets From Trust Share
   Transactions ...................................         32,932       793,633    208,053      115,018        71,204       33,017
                                                       -----------  ------------  ---------   ----------     ---------    ---------
  Investor Shares:
    Proceeds from Shares Issued ...................        550,712       806,517    210,128      346,323       149,026      178,312
    Reinvestment of Cash Distributions ............         11,307        15,979      1,879        3,314         1,339        2,600
    Cost of Shares Redeemed .......................       (428,674)     (694,228)  (196,529)    (317,112)     (144,912)    (185,358)
                                                       -----------  ------------  ---------   ----------     ---------    ---------
  Increase (Decrease) in Net Assets From Investor
   Share Transactions .............................        133,345       128,268     15,478       32,525         5,453       (4,446)
                                                       -----------  ------------  ---------   ----------     ---------    ---------
    Increase in Net Assets From Share
     Transactions .................................        166,277       921,901    223,531      147,543        76,657       28,571
                                                       -----------  ------------  ---------   ----------     ---------    ---------
      Total Increase in Net Assets ................        166,247       921,951    223,531      147,542        76,669       28,715
                                                       -----------  ------------  ---------   ----------     ---------    ---------
Net Assets:
  Beginning of Period .............................      2,292,050     1,370,099    582,561      435,019       436,243      407,528
                                                       -----------  ------------  ---------   ----------     ---------    ---------
  End of Period ...................................    $ 2,458,297  $  2,292,050  $ 806,092   $  582,561     $ 512,912    $ 436,243
                                                       ===========  ============  =========   ==========     =========    =========
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued .................................      1,992,039     3,915,486    452,112   1,039,352        442,396      776,773
    Shares Issued in Lieu of Cash Distributions ...          2,268         3,699         --          --            284          380
    Shares Redeemed ...............................     (1,961,375)   (3,125,552)  (244,059)   (924,334)      (371,476)    (744,136)
                                                       -----------  ------------  ---------   ----------     ---------    ---------
      Net Trust Share Transactions ................         32,932       793,633    208,053     115,018         71,204       33,017
                                                       -----------  ------------  ---------   ----------     ---------    ---------
  Investor Shares:
    Shares Issued .................................        550,712       806,517    210,128     346,323        149,026      178,312
    Shares Issued in Lieu of Cash Distributions ...         11,307        15,979      1,879       3,314          1,339        2,600
    Shares Redeemed ...............................       (428,674)     (694,228)  (196,529)   (317,112)      (144,912)    (185,358)
                                                       -----------  ------------  ---------   ----------     ---------    ---------
      Net Investor Share Transactions .............        133,345       128,268     15,478      32,525          5,453       (4,446)
                                                       -----------  ------------  ---------   ----------     ---------    ---------

Amounts designated as "--" are either $0 or round to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS For the Period Ended November 30, 1998 and the Years Ended May 31.
For a Share Outstanding Throughout the Periods




                                                         Net         Net Realized
                                   Net Asset Value    Investment     Gains (Losses)     Distributions from      Distributions from
                                 Beginning of Period    Income       on Investments    Net Investment Income  Realized Capital Gains
                                 -------------------  ----------     --------------    ---------------------  ----------------------
Prime Quality Money Market Fund
Trust Shares
           1998**                      $1.00            $0.02            $ --                $(0.02)                  $ --
           1998                         1.00             0.05              --                 (0.05)                    --
           1997                         1.00             0.05              --                 (0.05)                    --
           1996                         1.00             0.05              --                 (0.05)                    --
           1995                         1.00             0.05              --                 (0.05)                    --
           1994                         1.00             0.03              --                 (0.03)                    --
Investor Shares
           1998**                      $1.00            $0.02            $ --                $(0.02)                  $ --
           1998                         1.00             0.05              --                 (0.05)                    --
           1997                         1.00             0.05              --                 (0.05)                    --
           1996                         1.00             0.05              --                 (0.05)                    --
           1995                         1.00             0.05              --                 (0.05)                    --
           1994                         1.00             0.03              --                 (0.03)                    --
Tax-Exempt Money Market Fund
Trust Shares
           1998**                      $1.00            $0.01            $ --                $(0.01)                  $ --
           1998                         1.00             0.03              --                 (0.03)                    --
           1997                         1.00             0.03              --                 (0.03)                    --
           1996                         1.00             0.03              --                 (0.03)                    --
           1995                         1.00             0.03              --                 (0.03)                    --
           1994                         1.00             0.02              --                 (0.02)                    --
Investor Shares
           1998**                      $1.00            $0.01            $ --                $(0.01)                  $ --
           1998                         1.00             0.03              --                 (0.03)                    --
           1997                         1.00             0.03              --                 (0.03)                    --
           1996                         1.00             0.03              --                 (0.03)                    --
           1995                         1.00             0.03              --                 (0.03)                    --
           1994                         1.00             0.02              --                 (0.02)                    --
U.S. Government Securities Money Market Fund
Trust Shares
           1998**                      $1.00            $0.02            $ --                $(0.02)                  $ --
           1998                         1.00             0.05              --                 (0.05)                    --
           1997                         1.00             0.05              --                 (0.05)                    --
           1996                         1.00             0.05              --                 (0.05)                    --
           1995                         1.00             0.05              --                 (0.05)                    --
           1994                         1.00             0.03              --                 (0.03)                    --
Investor Shares
           1998**                      $1.00            $0.02            $ --                $(0.02)                  $ --
           1998                         1.00             0.05              --                 (0.05)                    --
           1997                         1.00             0.05              --                 (0.05)                    --
           1996                         1.00             0.05              --                 (0.05)                    --
           1995                         1.00             0.04              --                 (0.04)                    --
           1994                         1.00             0.03              --                 (0.03)                    --

**For the six month period ended November 30, 1998. All ratios have been annualized. Total Return is for the period indicated and has not been annualized.

--------------------------------------------------------------------------------
                                                                       Unaudited


                                                                                                         Ratio of
                                      Net Asset                  Net Assets          Ratio of          Net Investment
                                      Value End      Total         End of          Expenses to           Income to
                                      of Period     Return      Period (000)    Average Net Assets   Average Net Assets
                                      ----------    ------      ------------    ------------------   ------------------
Prime Quality Money Market Fund
Trust Shares
           1998**                        $1.00       2.50%      $1,913,136              0.60%           4.93%
           1998                           1.00       5.22%       1,880,229              0.59%           5.10%
           1997                           1.00       5.01%       1,086,555              0.58%           4.90%
           1996                           1.00       5.25%       1,050,800              0.58%           5.11%
           1995                           1.00       4.79%         799,189              0.58%           4.77%
           1994                           1.00       2.88%         583,399              0.58%           2.86%
Investor Shares
           1998**                        $1.00       2.42%      $  545,161              0.77%           4.76%
           1998                           1.00       5.04%         411,821              0.76%           4.93%
           1997                           1.00       4.84%         283,544              0.75%           4.74%
           1996                           1.00       5.08%         215,696              0.75%           4.94%
           1995                           1.00       4.62%         157,616              0.75%           4.55%
           1994                           1.00       2.71%         129,415              0.75%           2.67%
Tax-Exempt Money Market Fund
Trust Shares
           1998**                        $1.00       1.49%      $  656,077              0.52%           2.93%
           1998                           1.00       3.21%         448,023              0.51%           3.14%
           1997                           1.00       3.09%         333,006              0.50%           3.04%
           1996                           1.00       3.28%         273,613              0.50%           3.23%
           1995                           1.00       3.10%         215,413              0.45%           3.12%
           1994                           1.00       2.08%         143,982              0.42%           2.05%
Investor Shares
           1998**                        $1.00       1.43%      $  150,015              0.64%           2.83%
           1998                           1.00       3.09%         134,538              0.62%           3.04%
           1997                           1.00       2.97%         102,013              0.62%           2.92%
           1996                           1.00       3.16%          95,223              0.62%           3.10%
           1995                           1.00       3.00%          87,647              0.55%           3.00%
           1994                           1.00       1.96%          61,675              0.54%           1.93%
U.S. Government Securities Money Market Fund
Trust Shares
           1998**                        $1.00       2.41%      $  448,705              0.63%           4.74%
           1998                           1.00       5.04%         377,490              0.62%           4.92%
           1997                           1.00       4.83%         344,350              0.61%           4.73%
           1996                           1.00       5.14%         325,493              0.61%           5.02%
           1995                           1.00       4.67%         434,111              0.61%           4.64%
           1994                           1.00       2.77%         309,228              0.61%           2.69%
Investor Shares
           1998**                        $1.00       2.34%       $  64,207              0.77%           4.60%
           1998                           1.00       4.90%          58,753              0.76%           4.79%
           1997                           1.00       4.69%          63,178              0.75%           4.59%
           1996                           1.00       4.99%          58,608              0.75%           4.88%
           1995                           1.00       4.51%          46,639              0.75%           4.51%
           1994                           1.00       2.63%          32,395              0.75%           2.54%
                                                                        Ratio of
                                               Ratio of              Net Investment
                                              Expenses to              Income to
                                            Average Net Assets     Average Net Assets
                                           (Excluding Waivers      (Excluding Waivers
                                           and Reimbursements)     and Reimbursements)
                                           -------------------     ------------------
Prime Quality Money Market Fund
Trust Shares
           1998**                                 0.76%                  4.77%
           1998                                   0.77%                  4.92%
           1997                                   0.76%                  4.72%
           1996                                   0.78%                  4.91%
           1995                                   0.79%                  4.56%
           1994                                   0.79%                  2.65%
Investor Shares
           1998**                                 0.97%                  4.56%
           1998                                   0.98%                  4.71%
           1997                                   0.97%                  4.52%
           1996                                   1.00%                  4.69%
           1995                                   1.01%                  4.29%
           1994                                   0.99%                  2.43%
Tax-Exempt Money Market Fund
Trust Shares
           1998**                                 0.66%                  2.80%
           1998                                   0.67%                  2.98%
           1997                                   0.66%                  2.88%
           1996                                   0.68%                  3.05%
           1995                                   0.70%                  2.87%
           1994                                   0.71%                  1.76%
Investor Shares
           1998**                                 0.82%                  2.64%
           1998                                   0.83%                  2.83%
           1997                                   0.83%                  2.71%
           1996                                   0.85%                  2.87%
           1995                                   0.87%                  2.68%
           1994                                   0.88%                  1.59%
U.S. Government Securities Money Market Fund
Trust Shares
           1998**                                 0.77%                  4.60%
           1998                                   0.78%                  4.76%
           1997                                   0.76%                  4.58%
           1996                                   0.78%                  4.85%
           1995                                   0.80%                  4.45%
           1994                                   0.77%                  2.53%
Investor Shares
           1998**                                 0.99%                  4.38%
           1998                                   0.96%                  4.59%
           1997                                   0.96%                  4.38%
           1996                                   0.99%                  4.64%
           1995                                   1.02%                  4.24%
           1994                                   0.97%                  2.32%

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998

1. Organization:

The STI Classic funds (the "trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-three portfolios: the Balanced Fund, the Capital Growth Fund, the Emerging Markets Equity Fund, the International Equity Fund, the International Equity Index Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Small Cap Growth Stock Fund, the Sunbelt Equity Fund, the Value Income Stock Fund, the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, and the U.S. Government Securities Fund, (collectively the "Non-Dollar Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each fund's prospectus provides a description of the fund's investment objectives, policies and strategies. The financial statements of the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, and the U.S. Government Securities Money Market Fund, (collectively the "Funds") are included herein. The financial statements of the remaining funds are presented separately.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     Security Valuation -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

     Federal Income Taxes -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     Security Transactions and Investment Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

     Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

--------------------------------------------------------------------------------
                                                                       Unaudited

     Net Asset Value Per Share -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     Other -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and SEI Investments Mutual Fund Services ("the Administrator") are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Annuity Trust) of: .12% up to $1 billion,
 .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management, Inc. (the "Investment Advisor") have entered into an advisory agreement dated July 15, 1993.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                  Maximum
                           Maximum     Trust     Investor      Investor
                           Annual      Share       Share         Share
                          Advisory    Maximum   Distribution    Maximum
                             Fee      Expense       Fee         Expense
                          --------    -------   ------------   --------
Prime Quality Money
   Market Fund              .65%        .60%        .20%         .77%
Tax-Exempt Money
   Market Fund              .55%        .62%        .15%         .74%
U.S. Government
   Securities Money
   Market Fund              .65%        .63%        .17%         .77%

NOTES TO FINANCIAL STATEMENTS  (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998                                   Unaudited

The Investment Advisor and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Concentration of Credit Risk:

The Prime Quality Money Market Fund invests primarily in high quality money market instruments rated in the highest short-term rating category by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. (Moody's) or, if not rated, are determined by the Investment Advisor to be of comparable quality. The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities. The Tax-Exempt Money Market Fund invests in high quality, U.S. dollar denominated municipal securities rated in one of the two highest short-term rating categories or, if not rated, are determined by the Investment Advisor to be of comparable quality.

7. Subsequent Event:

On July 20, 1998 it was announced that Crestar Financial Corporation ("Crestar"), the parent of Crestar Bank, and SunTrust Banks, Inc. ("SunTrust") had signed a definitive agreement for the acquisition of Crestar by SunTrust. The acquisition of Crestar by SunTrust was completed on December 31, 1998. It is currently the intention of Crestar and SunTrust to file an exemptive application with the Securities and Exchange Commission to permit the combination of certain of the CrestFunds with certain of the STI Classic Funds (mutual funds that are served by investment advisers that are subsidiaries of SunTrust). Any combination of CrestFunds and STI Classic Funds would require the approval of the board of directors and the shareholders of the CrestFunds.

                               INVESTMENT ADVISOR
                         Trusco Capital Management, Inc.

                 STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by affiliates of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

               This information must be preceded or accompanied by
                  a current prospectus for each Fund described.